Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Intangible Assets, Net [Abstract]
Internal use software development	$ 5,151,060	$ 3,743,716
Less: accumulated amortization	(920,334)	(612,780)
Total intangible assets, net	$ 4,230,726	$ 3,130,936